Summary of Significant Accounting Policies - Schedule of Weighted Average Dilutive Common Shares (Details) (Parenthetical) - shares	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018
Accounting Policies [Abstract]
Common stock, reserved for future issuance	105,349,305	57,019,880	15,771,133